UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $128,947 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1561     2340 SH       SOLE                        0        0     2340
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      531        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      225     2550 SH       SOLE                        0        0     2550
CISCO SYS INC                  COM              17275R102      439    23000 SH       SOLE                        0        0    23000
DUKE REALTY CORP               COM NEW          264411505      618    42061 SH       SOLE                        0        0    42061
ENTERPRISE PRODS PARTNERS L    COM              293792107      202     3770 SH       SOLE                        0        0     3770
EXXON MOBIL CORP               COM              30231G102      457     5000 SH       SOLE                        0        0     5000
GATX CORP                      COM              361448103      990    23332 SH       SOLE                        0        0    23332
INTERNATIONAL BUSINESS MACHS   COM              459200101      573     2762 SH       SOLE                        0        0     2762
ISHARES INC                    MSCI JAPAN       464286848      136    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2965    44617 SH       SOLE                        0        0    44617
ISHARES TR                     DJ SEL DIV INX   464287168     2309    40030 SH       SOLE                        0        0    40030
ISHARES TR                     S&P 500 INDEX    464287200    24909   172499 SH       SOLE                        0        0   172499
ISHARES TR                     MSCI EMERG MKT   464287234     2737    66225 SH       SOLE                        0        0    65145
ISHARES TR                     IBOXX INV CPBD   464287242      594     4879 SH       SOLE                        0        0     4879
ISHARES TR                     RUSSELL MIDCAP   464287499     3944    35615 SH       SOLE                        0        0    35325
ISHARES TR                     RUSSELL1000VAL   464287598     4676    64784 SH       SOLE                        0        0    59563
ISHARES TR                     RUSSELL1000GRW   464287614    18530   277805 SH       SOLE                        0        0   273750
ISHARES TR                     RUSSELL 1000     464287622    11759   147953 SH       SOLE                        0        0   147953
ISHARES TR                     RUSSELL 2000     464287655     6999    83881 SH       SOLE                        0        0    83881
ISHARES TR                     RUSSELL 3000     464287689      295     3477 SH       SOLE                        0        0     3477
ISHARES TR                     S&P SMLCAP 600   464287804     2766    35895 SH       SOLE                        0        0    35895
ISHARES TR                     MSCI ACJPN IDX   464288182     1499    26650 SH       SOLE                        0        0    26650
ISHARES TR                     MSCI ACWI EX     464288240     1770    44923 SH       SOLE                        0        0    42295
ISHARES TR                     HIGH YLD CORP    464288513     1424    15423 SH       SOLE                        0        0    15423
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365      488    12075 SH       SOLE                        0        0    12075
LILLY ELI & CO                 COM              532457108      444     9363 SH       SOLE                        0        0     9363
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      206     2350 SH       SOLE                        0        0     2350
NGP CAP RES CO                 COM              62912R107       93    12400 SH       SOLE                        0        0    12400
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779     6976   247637 SH       SOLE                        0        0   247637
SPDR GOLD TRUST                GOLD SHS         78463v107      705     4099 SH       SOLE                        0        0     4099
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      791    16955 SH       SOLE                        0        0    16955
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2718    63276 SH       SOLE                        0        0    63276
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    21049   504531 SH       SOLE                        0        0   504531
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1114    22110 SH       SOLE                        0        0    22110
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      671     7330 SH       SOLE                        0        0     7330
WISDOMTREE TRUST               LARGECAP DIVID   97717w307      784    14356 SH       SOLE                        0        0    14356